5. Goodwill and Intangible Assets, Net (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Trademarks, Product Masters, and Other Intangible Assets [Member]
Amortization expense	$ 55,521	$ 76,356